Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 4,549	$ 12,773
Accounts and notes receivable, net	64,216	48,724
Inventories	64,622	50,552
Prepaid expenses and other current assets	11,893	11,449
Total current assets	145,280	123,498
Property, plant and equipment, net	61,088
Property, plant and equipment, net		73,401
Capitalized contract costs, net	1,215,249	1,115,775
Deferred financing costs, net	1,123	2,058
Intangible assets, net	177,811	255,085
Goodwill	836,540	834,855
Operating lease right-of-use assets	65,320
Long-term notes receivables and other assets, net	95,827	119,819
Total assets	2,598,238	2,524,491
Current Liabilities:
Accounts payable	82,348	66,646
Accrued payroll and commissions	72,642	65,479
Accrued expenses and other current liabilities	147,489	136,715
Deferred revenue	234,612	186,953
Current portion of notes payable, net	453,320	0
Current portion of operating lease liabilities	11,640
Current portion of finance lease liabilities	7,708	7,743
Total current liabilities	1,009,759	463,536
Notes payable, net	2,471,659	2,961,947
Notes payable, net - related party	103,634	75,148
Revolving line of credit	245,000	0
Finance lease liabilities, net of current portion	5,474	5,571
Deferred revenue, net of current portion	405,786	323,585
Operating lease liabilities, net of current portion	63,477
Other long-term obligations	80,540	90,209
Deferred income tax liabilities	2,231	1,096
Total liabilities	4,387,560	3,921,092
Commitments and contingencies (See Note 13)
Stockholders’ deficit:
Common stock, $0.01 par value, 100 shares authorized; 100 shares issued and outstanding	0	0
Additional paid-in capital	737,913	736,333
Accumulated deficit	(2,499,769)	(2,104,097)
Accumulated other comprehensive loss	(27,466)	(28,837)
Total stockholders’ deficit	(1,789,322)	(1,396,601)
Total liabilities and stockholders’ deficit	$ 2,598,238	$ 2,524,491